Goodwill and Other Intangible Assets - From Acquisitions (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) segment	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Number of operating segments | segment	3	9
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 185.3	$ 185.3	$ 215.7
Acquisitions/ Dispositions		(0.2)	(1.9)
Currency		1.1	(28.5)
Goodwill, Ending Balance		186.2	185.3
North America
Goodwill [Roll Forward]
Goodwill, Beginning Balance	22.3	22.3	27.6
Acquisitions/ Dispositions		0.0	(0.1)
Currency		1.6	(5.2)
Goodwill, Ending Balance		23.9	22.3
South America
Goodwill [Roll Forward]
Goodwill, Beginning Balance	23.0	23.0	32.9
Acquisitions/ Dispositions		0.0	0.0
Currency		4.1	(9.9)
Goodwill, Ending Balance		27.1	23.0
Rest of World
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 140.0	140.0	155.2
Acquisitions/ Dispositions		(0.2)	(1.8)
Currency		(4.6)	(13.4)
Goodwill, Ending Balance		$ 135.2	$ 140.0